WCM Focused ESG Emerging Markets Fund

(Investor Class Shares – Ticker Symbol: WCMUX)

(Institutional Class Shares - Ticker Symbol: WCMDX)

WCM Focused ESG International Fund

(Investor Class Shares – Ticker Symbol: WESGX)

(Institutional Class Shares - Ticker Symbol: WCMMX)

Each a series of Investment Managers Series Trust

Supplement dated June 25, 2021 to the

Prospectus dated September 1, 2020,

Statement of Additional Information dated September 1, 2020,

as amended February 24, 2021, and Summary Prospectus,

dated September 1, 2020.

IMPORTANT NOTICE REGARDING Planned Changes in the Funds’ Names and Principal Investment Strategies.

On or about June 30, 2021, the name and principal investment strategies of the WCM Focused ESG Emerging Markets Fund and WCM Focused ESG International Fund (each, a “Fund”) will be changed as set forth below. Further information regarding these matters will be provided in each Fund’s revised Summary Prospectus, Prospectus and Statement of Additional Information dated on or about that date. Each Fund’s investment objective of long-term capital appreciation will remain the same.

WCM Focused ESG Emerging Markets Fund

Name Change:

The name of the WCM Focused ESG Emerging Markets Fund will be changed to WCM Sustainable Developing World Fund.

Principal Investment Strategies Changes:

The principal investment strategies for the WCM Sustainable Developing World Fund are as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in developing countries. In determining whether a country is a developing country, the Fund’s investment advisor will consider, among other things, whether the country is generally considered to be a developing country by the international financial community; the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of the country’s gross domestic product; and the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices, will be treated as developing countries.

The Fund’s advisor considers a company to be located in a developing country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the developing country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the developing country.

The Fund’s investments in equity securities may include common stock and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. Under normal market conditions, the Fund invests in the securities of companies located in at least three different countries outside of the United States, and the Fund may invest in securities of any market capitalization. From time to time, the Fund may invest a significant portion of its assets in the securities of companies located in one or a few developing countries or regions.

The advisor’s investment process begins with bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. The advisor’s bottom-up, fundamental research involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value. Next, the Fund’s advisor utilizes a proprietary, qualitative analysis in screening companies for the Fund’s portfolio that satisfy its ESG criteria. Industry-specific, material ESG value drivers are identified for each company based on the internally derived criteria as well as from information sourced from corporate disclosures, specialized datasets and other publicly filed information. The advisor’s strategy is focused on identification and analysis of material ESG drivers, which are the most relevant and financially important ESG aspects of the company’s business model. In the advisor’s view, these ESG drivers can have a significant short- or long-term impact on the company’s financial performance and the sustainability of that performance. The advisor’s methodology determines what it believes the impact each of the drivers has on the metrics such as revenue, profits, cash flow, returns and risks. These drivers serve as a tool to identify companies’ with improving ESG characteristics (i.e., the company’s “ESG Trajectory”). The advisor’s approach is also informed by industry-based standards for material ESG factors established by the Sustainability Accounting Standards Board. In addition, the Fund’s advisor will review company financial filings, proxy disclosures, corporate sustainability reports, Carbon Disclosure Project scores, government databases, Bloomberg ESG analytics, Institutional Shareholder Services Inc. (“ISS”) reports and engage with company management as part of its screening process. The advisor’s environmental assessment includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, better management of energy, water and waste resources, or offer solutions to emissions regulations. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies with good diversity practices, lower employee turnover, and solid employee safety track-records. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure, and audit/accounting risk. Based on the advisor’s deeper qualitative ESG assessment, the Fund’s advisor selects companies that demonstrate a strong or improving ESG Trajectory and generally excludes companies with weak ESG performance. The Fund’s ESG screening process is designed to exclude companies that are involved in and derive significant revenue from certain industries or product lines, including:

•	tobacco,
•	gambling,
•	civil firearms (i.e., those firearms typically available for consumer use in the United States), and
•	controversial weapons (e.g., land mines), and
•	pornography.

The Fund’s ESG screening process does not exclude traditional defense contractors nor does it exclude all alcohol. The Fund’s advisor does not utilize third-party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process.

WCM Focused ESG International Fund

Name Change:

The name of the WCM Focused ESG International Fund will be changed to WCM Sustainable International Fund.

Principal Investment Strategies Changes:

The principal investment strategies for the WCM Sustainable International Fund are as follows:

Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country.

The Fund’s investments in equity securities may include common stock and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. Under normal market conditions, the Fund invests in the securities of companies domiciled in at least three different countries outside of the United States, and the Fund may invest in securities of any market capitalization. From time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries or regions.

The advisor’s investment process begins with bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. The advisor’s bottom-up, fundamental research involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value. Next, the Fund’s advisor utilizes a proprietary, qualitative analysis in screening companies for the Fund’s portfolio that satisfy its ESG criteria. Industry-specific, material ESG value drivers are identified for each company based on the internally derived criteria as well as from information sourced from corporate disclosures, specialized datasets and other publicly filed information. The advisor’s strategy is focused on identification and analysis of material ESG drivers, which are the most relevant and financially important ESG aspects of the company’s business model. In the advisor’s view, these ESG drivers can have a significant short- or long-term impact on the company’s financial performance and the sustainability of that performance. The advisor’s methodology determines what it believes the impact each of the drivers has on the metrics such as revenue, profits, cash flow, returns and risks. These drivers serve as a tool to identify companies’ with improving ESG characteristics (i.e., the company’s “ESG Trajectory”). The advisor’s approach is also informed by industry-based standards for material ESG factors established by the Sustainability Accounting Standards Board. In addition, the Fund’s advisor will review company financial filings, proxy disclosures, corporate sustainability reports, Carbon Disclosure Project scores, government databases, Bloomberg ESG analytics, Institutional Shareholder Services Inc. (“ISS”) reports and engage with company management as part of its screening process. The advisor’s environmental assessment includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, better management of energy, water and waste resources, or offer solutions to emissions regulations. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies with good diversity practices, lower employee turnover, and solid employee safety track-records. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure, and audit/accounting risk. Based on the advisor’s deeper qualitative ESG assessment, the Fund’s advisor selects companies that demonstrate a strong or improving ESG Trajectory and generally excludes companies with weak ESG performance. The Fund’s ESG screening process is designed to exclude companies that are involved in and derive significant revenue from certain industries or product lines, including:

•	tobacco,
•	gambling,
•	civil firearms (i.e., those firearms typically available for consumer use in the United States),
•	controversial weapons (e.g., land mines), and
•	pornography.

The Fund’s ESG screening process does not exclude traditional defense contractors nor does it exclude all alcohol. The Fund’s advisor does not utilize third-party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process.

Please file this Supplement with your records.